                        SUPPLEMENT DATED MAY 1, 2018 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

ASSET ALLOCATION PROGRAM -- MODEL UPDATE

Effective after the close of business July 20, 2018, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.


19779NY SUPP 5/1/18

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 20, 2018

                                                      PORTFOLIOS                           MODEL A MODEL B MODEL C MODEL D
---------------------------------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
                              (formerly, Variable Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                                        1%      3%      5%      7%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                3%      6%     10%     13%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares               3%      7%     10%     14%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        27%     20%     14%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   27%     20%     14%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        5%      4%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        PORTFOLIOS                           MODEL E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
(formerly, Variable Portfolio Loomis Sayles Growth Fund --
Class 1)                                                        8%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       9%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               16%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              17%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               9%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          5%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    6%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          5%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 20, 2018

                                                      PORTFOLIOS                           MODEL A MODEL B MODEL C MODEL D
---------------------------------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
                              (formerly, Variable Portfolio Loomis Sayles Growth Fund --
                              Class 1)                                                        1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares               4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     6%      5%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   22%     16%     11%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        PORTFOLIOS                           MODEL E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1
(formerly, Variable Portfolio Loomis Sayles Growth Fund --
Class 1)                                                        5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares              22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     CORE ASSET CLASS (20% TO 80%)          SPECIALTY ASSET CLASS (0% TO 20%)      FIXED INCOME ASSET CLASS (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage U.S. Total Market    PIMCO VIT Total Return Portfolio --
CTIVP/SM/ -- Loomis Sayles Growth Fund    V.I. Fund -- Class III Shares            Administrative Class Shares
 -- Class 1 (formerly, Variable           (formerly, BlackRock Value
 Portfolio -- Loomis Sayles Growth Fund   Opportunities V.I. Fund -- Class III
 -- Class 1)                              Shares)
Fidelity VIP Balanced Portfolio --       Columbia Variable Portfolio -- Overseas
 Service Class 2                          Core Fund -- Class 2 (formerly,
Fidelity VIP Contrafund(R) Portfolio --   Columbia Variable Portfolio -- Select
 Service Class 2                          International Equity Fund -- Class 2)
Fidelity VIP Equity-Income Portfolio --  Eaton Vance VT Floating-Rate Income Fund
 Service Class 2                         Federated High Income Bond Fund II --
Fidelity VIP Growth & Income Portfolio    Service Shares
 -- Service Class 2                      Federated Kaufmann Fund II -- Service
Franklin Templeton VIP Franklin Mutual    Shares
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Dynamic Capital
Franklin Templeton VIP Templeton Growth   Appreciation Portfolio -- Service
 VIP Fund -- Class 2 Shares               Class 2
Invesco V.I. American Franchise Fund --  Fidelity VIP Growth Portfolio --
 Series I shares                          Service Class 2
Invesco V.I. Comstock Fund -- Series II  Fidelity VIP Growth Opportunities
 shares                                   Portfolio -- Service Class 2
Invesco V.I. Core Equity Fund -- Series  Fidelity VIP Mid Cap Portfolio --
 I shares                                 Service Class 2
Invesco V.I. Equity and Income Fund --   Fidelity VIP Value Strategies Portfolio
 Series II shares                         -- Service Class 2
Invesco V.I. International Growth Fund   Janus Henderson Forty Portfolio --
 -- Series II shares                      Service Shares
Janus Henderson Balanced Portfolio --    MFS(R) Utilities Series -- Service
 Service Shares                           Class Shares
MFS(R) Total Return Series -- Service    Oppenheimer Main Street Small Cap
 Class Shares                             Fund(R)/VA -- Service Shares
Oppenheimer Capital Appreciation         PIMCO VIT All Asset Portfolio --
 Fund/VA -- Service Shares                Advisor Class Shares
Oppenheimer Conservative Balanced        PIMCO VIT High Yield Portfolio --
 Fund/VA -- Service Shares                Administrative Class Shares
Oppenheimer Global Fund/VA -- Service    Prudential Jennison Portfolio --
 Shares                                   Class II Shares
Oppenheimer Main Street Fund/VA --       Prudential Jennison 20/20 Focus
 Service Shares                           Portfolio -- Class II Shares
State Street Total Return V.I.S. Fund    Prudential Natural Resources Portfolio
 -- Class 3 Shares                        -- Class II Shares
State Street U.S. Equity V.I.S. Fund --  State Street Real Estate Securities
 Class 1 Shares                           V.I.S. Fund -- Class 1 Shares
                                         State Street Small-Cap Equity V.I.S.
                                          Fund -- Class 1 Shares
                                         Wells Fargo VT Omega Growth Fund --
                                          Class 2